Financial instruments and related disclosures - Summary of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Carrying amount	£ 11,086	£ 12,869
Fair value	11,086	12,869
Financial liabilities	(36,744)	(37,223)
Financial liabilities, at fair value	(36,499)	(37,414)
Net financial assets and financial liabilities excluding lease liabilities	(25,658)	(24,354)
Net financial assets and financial liabilities excluding lease liabilities, at fair value	(25,413)	(24,545)
Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(15,884)	(16,811)
Borrowings excluding obligations under finance lease, at fair value	(15,639)	(17,002)
Financial liabilities measured at amortised cost: | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(13,160)	(13,383)
Financial liabilities, at fair value	(13,160)	(13,383)
Financial liabilities measured at amortised cost: | Other provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(182)	(199)
Financial liabilities, at fair value	(182)	(199)
Financial liabilities measured at amortised cost: | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(46)	(54)
Financial liabilities, at fair value	(46)	(54)
– bonds in a designated hedging relationship | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(5,346)	(5,348)
Borrowings excluding obligations under finance lease, at fair value	(5,278)	(5,233)
– other bonds | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(9,774)	(10,456)
Borrowings excluding obligations under finance lease, at fair value	(9,597)	(10,762)
– bank loans and overdrafts | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(762)	(191)
Borrowings excluding obligations under finance lease, at fair value	(762)	(191)
– commercial paper in a designated hedging relationship | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	0	(148)
Borrowings excluding obligations under finance lease, at fair value	0	(148)
– other commercial paper | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	0	(667)
Borrowings excluding obligations under finance lease, at fair value	0	(667)
– other borrowings | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(2)	(1)
Borrowings excluding obligations under finance lease, at fair value	(2)	(1)
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7,280)	(6,662)
Financial liabilities, at fair value	(7,280)	(6,662)
Other non-current assets | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Carrying amount	5	9
Fair value	5	9
Other non-current assets | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Carrying amount	31	18
Fair value	31	18
Trade and other receivables | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Carrying amount	3,733	3,829
Fair value	3,733	3,829
Trade and other receivables | Financial assets measured at fair value through other comprehensive income (FVTOCI):
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,163	2,541
Fair value	2,163	2,541
Trade and other receivables | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Carrying amount	53	23
Fair value	53	23
Liquid investments | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Carrying amount	21	42
Fair value	21	42
Cash and cash equivalents | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,590	1,942
Fair value	2,590	1,942
Cash and cash equivalents | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,280	994
Fair value	1,280	994
Other investments designated at FVTOCI | Financial assets measured at fair value through other comprehensive income (FVTOCI):
Disclosure of detailed information about financial instruments [line items]
Carrying amount	843	931
Fair value	843	931
Current equity investments and other investments | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Carrying amount	257	2,410
Fair value	257	2,410
Held for trading derivatives that are not in a designated and effective hedging relationship | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Carrying amount	75	98
Fair value	75	98
Held for trading derivatives that are not in a designated and effective hedging relationship | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(35)	(78)
Financial liabilities, at fair value	(35)	(78)
Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)
Disclosure of detailed information about financial instruments [line items]
Carrying amount	35	32
Fair value	35	32
Financial liabilities	(157)	(36)
Financial liabilities, at fair value	£ (157)	£ (36)